Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date share price (in dollars per share)		$ 4.03		$ 10.04
Exercise price (in dollars per share)		$ 4.03		$ 10.04
Expected annual dividends (in dollars per share) | $	$ 0.04		$ 0.36
Expected volatility, percent	40.11%		35.90%
Risk-free interest rate, percent	1.64%		2.00%
Expected life of stock option	4 years 10 months 24 days		4 years 10 months 24 days
Fair value per stock option (in dollars per share)	$ 1.36		$ 2.34
Stock Option Plan
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		2,833,342,000		2,048,115,000	0
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 7.59		$ 10.03	$ 0.00
Stock Option Plan | 2019
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		356,698,000
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 10.02
Weighted average remaining term	5 years 18 days
Number of stock options exercisable (in shares) | shares	356,698,000
Weighted average exercise price per share for options exercisable (in dollars per share)		$ 10.02
Stock Option Plan | 2020
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		600,903,000
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 7.59
Weighted average remaining term	5 years 6 months 15 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)		$ 0.00
Stock Option Plan | 2021
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		549,610,000
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 7.55
Weighted average remaining term	5 years 6 months 22 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)		$ 0.00
Stock Option Plan | 2022
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		872,307,000
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 8.46
Weighted average remaining term	5 years 4 months 13 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)		$ 0.00
Stock Option Plan | 2023
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares		453,824,000
Weighted average exercise price per share for options outstanding (in dollars per share)		$ 4.04
Weighted average remaining term	6 years 3 months 7 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)		$ 0.00